EMPLOYEE BENEFIT PLANS (Details 7) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of employee benefit plans [Line Items]
Employee pension plan	$ 32,252	$ 0	$ 0
Total	32,252	0	$ 0
Employee pension plan [Member]
Disclosure of employee benefit plans [Line Items]
Employee pension plan	4,884	4,765
Total	$ 4,884	$ 4,765